Note 5 - Allowance for Doubtful Accounts and Loans - Analysis of Allowance for Doubtful Accounts and Loans in Yen (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Balance at Beginning of Year	¥ 184,753	¥ 151,515	¥ 148,245
Credits Charged Off	(94,521)	(34,978)	(45,108)
Provision for Doubtful Accounts	94,839	68,300	48,407
Other	31	(84)	(29)
Balance at End of Year	¥ 185,102	¥ 184,753	¥ 151,515